As filed with the Securities and Exchange Commission on October 8, 2004

                                                           File No. ____________


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. [ ]
                        Post-Effective Amendment No. [ ]


                             The Victory Portfolios

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                    Copy to:
 George Stevens                              Jay G. Baris
 BISYS Fund Services Ohio, Inc.              Kramer Levin Naftalis & Frankel LLP
 3435 Stelzer Road                           919 Third Avenue
 Columbus, Ohio 43219                        New York, New York 10022
 (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered:  Shares of Beneficial Interest.

No Filing Fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant proposes that the filing become effective on November 7, 2004 pursuant to Rule 488 under the Securities Act of 1933, as amended.

                PRELIMINARY PROXY MATERIALS FOR THE INFORMATION
                   OF THE SECURITIES AND EXCHANGE COMMISSION


                             THE VICTORY PORTFOLIOS

                                   GROWTH FUND

                         SPECIAL MEETING OF SHAREHOLDERS

Dear Shareholder:

      As a shareholder of the Growth Fund (the "Growth Fund") you are being asked to vote on an Agreement and Plan of Reorganization to allow the Growth Fund to transfer all of its assets in a tax-free reorganization to the Diversified Stock Fund (the "Diversified Fund"), in exchange for shares of the Diversified Fund. If the Agreement and Plan of Reorganization is approved and consummated, you would no longer be a shareholder of the Growth Fund, but would become a shareholder of the Diversified Fund, which has an identical investment objective and similar management policies to the Growth Fund. The Growth Fund and the Diversified Fund are series of The Victory Portfolios (the "Trust").

      Victory Capital Management Inc. ("Victory Capital" or the "Adviser"), the Growth Fund's investment adviser, has recommended to the Trust's Board that it merge, subject to shareholder approval, the assets of the Growth Fund and the Diversified Fund in the transaction described in the enclosed materials, by transferring the assets and stated liabilities of the Growth Fund to the Diversified Fund, a larger fund advised by Victory Capital. Both the Diversified Fund and the Growth Fund invest in equity securities for long-term growth of capital. As a shareholder of the Diversified Fund, you will have a larger asset base in a fund with higher returns and lower operating expenses, while pursuing a similar investment goal you currently pursue as a shareholder of the Growth Fund.

      After review, the Trust's Board of Trustees has unanimously approved the proposed reorganization. The Trustees believe that the proposal set forth in the notice of meeting for the Growth Fund is important and recommend that you read the enclosed materials carefully and then cast your vote.

      Remember that your vote is extremely important, no matter how large or small your Growth Fund holdings. To vote, you may use any of the following methods:

      o By Mail. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

      o By Telephone. Have your proxy card available. Call the toll-free number listed on the proxy card. Enter your control number from your proxy card. Follow the recorded instructions.

      o You may also attend the Special Meeting of Shareholders in person and vote your proxy at the meeting.

      Further information about the transaction is contained in the enclosed materials, which you should review carefully before you vote. If you have any questions after considering the enclosed materials, please call Georgeson Shareholder Communications, a proxy tabulator engaged by Victory Capital, at
[      ].

                                  Sincerely,



                                  Kathleen A. Dennis
                                  President


[November 15, 2004]

                PRELIMINARY PROXY MATERIALS FOR THE INFORMATION
                   OF THE SECURITIES AND EXCHANGE COMMISSION

                            TRANSFER OF THE ASSETS OF
                                 THE GROWTH FUND
                TO AND IN EXCHANGE FOR SHARES OF THE DIVERSIFIED
                STOCK FUND, BOTH SERIES OF THE VICTORY PORTFOLIOS

                              QUESTIONS AND ANSWERS

      The enclosed materials include a Prospectus/Proxy Statement containing information you need to make an informed decision. However, we thought it also would be helpful to begin by answering some of the important questions you might have about the proposed reorganization.

WHAT WILL HAPPEN TO MY GROWTH FUND INVESTMENT IF SHAREHOLDERS APPROVE THE PROPOSED REORGANIZATION?

      The Growth Fund (the "Growth Fund") will transfer all of its assets to the Diversified Stock Fund (the "Diversified Fund") on or about January 14, 2005 (the "Closing Date"). You will become a shareholder of the Diversified Fund on or about January 17, 2005 and will no longer be a shareholder of the Growth Fund. You will receive Class A, Class C or Class R shares of the Diversified Fund corresponding to your Class A, Class C or Class R shares of the Growth Fund with a value equal to the value of your investment in the Growth Fund as of the close of business on the Closing Date. Both the Growth Fund and the Diversified Fund are series of The Victory Portfolios (the "Trust").

WHAT ARE THE BENEFITS OF THE PROPOSED REORGANIZATION FOR ME?

      The reorganization will permit Growth Fund shareholders to pursue their investment objectives in a larger fund with a lower expense ratio. In addition, the Diversified Fund has a broader investment strategy than the Growth Fund and will allow shareholders of the Growth Fund to invest in a larger pool of companies.

      The reorganization could also benefit the shareholders of the Growth Fund in the following ways:

      o The Diversified Fund has an identical investment objective to the Growth Fund and by merging the two funds, the combined fund could become a more economically efficient investment vehicle than each fund individually. The reorganization would also reduce the number of funds implementing similar long-term strategies.

      o The Growth Fund has not grown to a sufficient size to be an economically efficient fund, and Growth Fund shareholders could benefit through economies of scale by merging the Growth Fund into the Diversified Fund.

      o By combining the funds, the Diversified Fund will have a larger asset base, which could attract additional investors.


DO THE FUNDS HAVE SIMILAR INVESTMENT OBJECTIVES AND STRATEGIES?

      Although the Diversified Fund and the Growth Fund do not have the same investment strategies, they have identical investment objectives. Both the Growth Fund and the Diversified Fund seek long-term growth of capital. The Diversified Fund normally invests at least 80% of its net assets in equity securities and securities convertible or exchangeable into common stock and includes both growth and value investing. The Growth Fund normally invests at least 80% of its net assets in common stock and securities convertible into common stocks. Victory Capital Management Inc. ("Victory Capital" or the
"Adviser") is the investment adviser for both the Growth Fund and the Diversified Fund. For additional information regarding the funds, please refer to the enclosed Prospectus/Proxy Statement.

WHAT ARE THE TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION?

      The Growth Fund will obtain an opinion of counsel stating that the reorganization will not be a taxable event for federal income tax purposes. As such, shareholders will not realize any capital gain or loss as a direct result of the reorganization. The opinion will also conclude that a shareholder's tax basis in Growth Fund shares will carry over to the shareholder's Diversified Fund shares. The Growth Fund will distribute any undistributed net investment income and net realized capital gains (after reduction for any capital loss carryforward) before the reorganization. This distribution, if any, will be taxable to shareholders.

WILL I EXPERIENCE LOWER TOTAL FUND EXPENSES AFTER THE REORGANIZATION?

      The Diversified Fund currently has lower total annual operating expenses than the Growth Fund, even after the Growth Fund's fee waivers and expense reimbursements. As a Diversified Fund shareholder, you will continue to pay the same distribution fee ("12b-1 fee") or shareholder servicing fee for your respective class. Currently, Growth Fund Class A shareholders pay a shareholder servicing fee, Class C shareholders pay a 1.00% 12b-1 fee and Class R shareholders pay a 0.50% 12b-1 fee.

WILL THE PROPOSED REORGANIZATION RESULT IN A HIGHER INVESTMENT MANAGEMENT FEE?

      No. The Growth Fund currently pays Victory Capital an investment advisory fee equal to 0.75% for each share class. The management fee paid to Victory Capital by the Diversified Fund is equal to 0.62% for each class as of October 1, 2004.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF THE DIVERSIFIED FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF THE GROWTH FUND?

      Yes. You will continue to enjoy the same shareholder privileges.

WILL I BE CHARGED A SALES CHARGE, REDEMPTION FEE OR CONTINGENT DEFERRED SALES CHARGE ("CDSC") AT THE TIME OF THE REORGANIZATION?

      No. The Diversified Fund will not impose a sales charge, and the Growth Fund will not impose a redemption fee or CDSC at the time of the reorganization. Any subsequent investment in the Diversified Fund will be subject to any applicable sales charges. Currently, Class A and Class C shares of both the Growth Fund and the Diversified Fund are subject to a CDSC if (i) the Class A share was purchased without an initial sales charge or (ii) the Class C share is redeemed in the first 12 months of purchase. The acquisition date of your Growth Fund shares will carry over as the acquisitoin date of the Diversified Fund shares you receive in the merger.

WHO WILL PAY THE EXPENSES OF THE PROPOSED REORGANIZATION?

      The  Growth  Fund  will  pay  the   expenses   relating  to  the  proposed
reorganization. The total expenses of the Reorganization should be approximately $[ ].

WHY IS THE REORGANIZATION BEING RECOMMENDED FOR THESE FUNDS?

      The Growth Fund and the Diversified Fund have similar investment policies and identical investment objectives. The reorganization would reduce the number of funds implementing similar long-term equity managed portfolios.

      If the Growth Fund shareholders approve the reorganization, you will own shares of a fund that is currently operating at a lower expense ratio.

HOW DOES THE BOARD OF TRUSTEES FOR THE GROWTH FUND RECOMMEND I VOTE?

      The Board has determined that reorganizing the Growth Fund into another series of the Trust with similar investment policies offers potential benefits to shareholders of the Growth Fund. These potential benefits include:

      o The pursuit of identical investment objectives in a larger fund with lower total operating expenses; and

      o     Improved operating efficiencies.

      The Trustees believe the reorganization is in the best interests of the Growth Fund and its shareholders. Therefore, the Board of Trustees recommends that you vote FOR the reorganization.

WHAT HAPPENS IF I DO NOT WISH TO PARTICIPATE IN THE REORGANIZATION OF THE GROWTH FUND, OR WHAT IF I DO NOT WISH TO OWN SHARES OF THE DIVERSIFIED FUND?

      If you do not wish to participate in the reorganization or if you do not wish to own shares of the Diversified Fund, you must redeem your shares of the Growth Fund before 4:00 p.m. on January 14, 2005, based on the current anticipated date of the reorganization, if approved by shareholders. You are, of course, free to redeem your shares of the Diversified Fund at any time after you receive them when the reorganization is completed. Please note that redeeming your shares may result in your incurring a tax liability.

HOW CAN I VOTE MY SHARES?

      You can vote in any one of the following ways:

      o     By mail, with the enclosed proxy card and postage-paid envelope;

      o By telephone, with a toll-free call to the number listed on your proxy card;

      o     In person at the meeting.

      We encourage you to vote by telephone using the number that appears on your proxy card. Whichever voting method you choose, please take the time to read the Prospectus/Proxy Statement before you vote.

      Please note: if you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. Thank you in advance for your vote.

                PRELIMINARY PROXY MATERIALS FOR THE INFORMATION
                   OF THE SECURITIES AND EXCHANGE COMMISSION

                             THE VICTORY PORTFOLIOS

                                   GROWTH FUND

                            ------------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                            ------------------------

To the Shareholders:

      A Special Meeting of Shareholders of the Growth Fund (the "Growth Fund"), a series of The Victory Portfolios, will be held at the offices of the Trust, 3435 Stelzer Road, Columbus, Ohio 43219 on Friday, January 5, 2004, at 10:00 a.m., for the following purposes:

      1. To approve an agreement and plan of reorganization providing for the transfer of all assets of the Growth Fund to the Diversified Stock Fund, as described in the prospectus/proxy statement dated November 12, 2004, together with each and every transaction contemplated thereby; and

      2. To transact such other business as may properly come before the meeting, or any adjournment or adjournments thereof.

      Shareholders of record at the close of business on November 12, 2004 will be entitled to receive notice of and to vote at the meeting.

                                By Order of the Board of Trustees



                                Cynthia Lee Lindsey
                                Secretary


[Cleveland, Ohio]
[November 15], 2004


--------------------------------------------------------------------------------
                             WE NEED YOUR PROXY VOTE

A SHAREHOLDER MAY THINK HIS OR HER VOTE IS NOT IMPORTANT, BUT IT IS VITAL. BY LAW, THE MEETING OF SHAREHOLDERS MUST BE ADJOURNED WITHOUT CONDUCTING ANY BUSINESS IF LESS THAN A QUORUM OF GROWTH FUND SHARES ELIGIBLE TO VOTE IS PRESENT. IN THAT EVENT, THE GROWTH FUND WOULD CONTINUE TO SOLICIT VOTES IN AN ATTEMPT TO ACHIEVE A QUORUM. CLEARLY, YOUR VOTE COULD BE CRITICAL TO ENABLE THE GROWTH FUND TO HOLD THE MEETING AS SCHEDULED, SO PLEASE RETURN YOUR PROXY CARD OR OTHERWISE VOTE PROMPTLY. YOU AND ALL OTHER SHAREHOLDERS WILL BENEFIT FROM YOUR COOPERATION.

--------------------------------------------------------------------------------

                PRELIMINARY PROXY MATERIALS FOR THE INFORMATION
                   OF THE SECURITIES AND EXCHANGE COMMISSION

                          Transfer Of The Assets Of The

                                   GROWTH FUND
                      (A Series of The Victory Portfolios)

                      To And In Exchange For Shares Of The

                             DIVERSIFIED STOCK FUND
                      (A Series of The Victory Portfolios)
                            ------------------------

                           PROSPECTUS/PROXY STATEMENT
                                November 15, 2004
                            ------------------------

                         Special Meeting of Shareholders
                      To Be Held on Friday, January 5, 2005

      This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Trustees of The Victory Portfolios (the "Trust") on behalf of the Growth Fund (the "Growth Fund") to be used at the Special Meeting of Shareholders (the "Meeting") of the Growth Fund to be held on Friday, January 5, 2005, at 10:00 a.m., at the offices of the Trust, 3435 Stelzer Road, Columbus, Ohio 43219, for the purposes set forth in the accompanying Notice of Special Meeting of Shareholders. Shareholders of record at the close of business on November 12, 2004 are entitled to receive notice of and to vote at the Meeting.

      It is proposed that the Growth Fund transfer all of its assets to the Diversified Stock Fund (the "Diversified Fund"), a series of the Trust, in exchange for shares of the Diversified Fund and the assumption by the Diversified Fund of stated liabilities of the Growth Fund, all as more fully described in this Prospectus/Proxy Statement. In this Proxy Statement/Prospectus, we refer to these transactions as the "Reorganization".

      As part of the Reorganization, the Growth Fund will distribute the shares of the Diversified Fund that it receives to its shareholders. Shareholders will receive a pro rata distribution of Diversified Fund shares (including fractional Shares) for Growth Fund shares they held before the Reorganization. Shareholders will receive for their Growth Fund shares a number of Class A shares, Class C shares or Class R shares (including fractional shares) of the Diversified Fund equal in value to the aggregate net asset value of their Growth Fund shares as of the date of the Reorganization.

      This Prospectus/Proxy Statement, which you should retain for future reference, concisely sets forth information about the Diversified Fund that you should know before voting on the proposal or investing in the Diversified Fund.

      A Statement of Additional Information ("SAI") dated November 15, 2004, relating to this Prospectus/Proxy Statement, was filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference in its entirety. The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated in this Prospectus/Proxy Statement by reference, and other information regarding the Diversified Fund and the Growth Fund. A copy of the SAI is available without charge by calling 1-800-539-FUND, or writing to the Trust at P.O. Box 182593, Columbus, Ohio 43218-2593.

--------------------------------------------------------------------------------
      Shares of the Diversified Fund and the Growth Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investing in the Diversified Fund, as in the Growth Fund, involves certain risks, including the possible loss of principal.
--------------------------------------------------------------------------------
      The Securities and Exchange Commission has not approved or disapproved the Diversified Fund's shares or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

      The Growth Fund and the Diversified Fund (collectively, the "Funds") are open-end management investment companies. Victory Capital Management Inc. ("Victory Capital" or the "Adviser") advises both Funds. Furthermore, the Growth Fund and the Diversified Fund have identical investment objectives and similar investment policies. The investment practices and limitations of the Funds (and the related risks), however, are not identical. We describe the substantive differences between the Funds in this Prospectus/Proxy Statement.

      The Funds' combined Prospectus dated March 1, 2004, as revised June 2, 2004, combined Annual Report for the fiscal year ended October 31, 2003 (including each Fund's audited financial statements for the fiscal year), and combined Semi-Annual Report for the six months ended April 30, 2004, are incorporated, into this Prospectus/Proxy Statement by reference. For a free and complete copy of the Funds' most recent Prospectus, Annual Report for the fiscal year ended October 31, 2003 and Semi-Annual Report for the six months ended April 30, 2004, please write to the Funds at P.O. Box 182593, Columbus, Ohio 43218-2593 or call 1-800-539-FUND.

      Shareholders are entitled to one vote for each whole share that they own of the Growth Fund. We will count your fractional shares as fractional votes. Class A, Class C and Class R shareholders will vote as a single class on the proposal. Growth Fund shares represented by executed and unrevoked proxies will be voted in accordance with their instructions. If the enclosed proxy card is executed and returned, you may nevertheless revoke it by providing another proxy before the Meeting. Also, if you attend the Meeting in person, you may vote by ballot, thereby canceling any proxy that you previously gave. If you sign and date your proxy card, but do not provide voting instructions, your shares will be voted FOR the proposal. As of November 12, 2004, the following numbers of Growth Fund shares were issued and outstanding:

      Class A Shares         Class C Shares                Class R Shares
      Outstanding            Outstanding                   Outstanding

         [ ]                     [ ]                           [ ]

      Proxy materials will be mailed to shareholders of record on or about November 22, 2004.

                                TABLE OF CONTENTS

Summary ......................................................................9

Reasons for the Reorganization...............................................16

Information about the Reorganization.........................................16

Additional Information about the Diversified Fund and the Growth Fund .......18

Voting Information ..........................................................19

Financial Statements and Experts ............................................20

Other Matters................................................................20

Future Shareholder Proposals.................................................20

Exhibit A: Agreement and Plan of Reorganization ............................A-1

Exhibit B: Description of Board Members for the Growth
    Fund and the Diversified Fund ..........................................B-1

      APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR THE TRANSFER OF ALL OF THE ASSETS OF THE GROWTH FUND TO AND IN EXCHANGE FOR
                         SHARES OF THE DIVERSIFIED FUND

                                     SUMMARY

      This Summary is qualified by reference to the more complete information contained elsewhere in this Prospectus/Proxy Statement, the Diversified Fund's Prospectus, the Growth Fund's Prospectus and the Agreement and Plan of Reorganization attached to this Prospectus/Proxy Statement as Exhibit A.

      Proposed Transaction. The Trust's Board, including the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Growth Fund or Diversified Fund ("Independent Trustees"), has unanimously approved an Agreement and Plan of Reorganization (the "Plan") for the Growth Fund. The Plan provides that, subject to the approval of the Growth Fund's shareholders, on the date of the Reorganization, the Growth Fund will transfer to the Diversified Fund all of the assets and stated liabilities of the Growth Fund, including all securities and cash. As of October 1, 2004, the Growth Fund had assets of $83.6 million, and the Diversified Fund had assets of $2.19 billion. The Growth Fund will receive in exchange Class A, Class C and Class R shares of the Diversified Fund having an aggregate net asset value equal to the value of the Growth Fund's net assets. The Growth Fund will distribute all Diversified Fund shares received by it among its shareholders so that each Class A, Class C and Class R Growth Fund shareholder will receive a pro rata distribution of Diversified Fund Class A, Class C and Class R shares (or fractions thereof), respectively, having an aggregate net asset value equal to the aggregate net asset value of the shareholder's Growth Fund shares as of the date of the Reorganization. After the Reorganization, the Growth Fund will terminate as a series of the Trust and cease operations.

      As of the close of business on the date of the Reorganization, each Growth Fund shareholder will no longer be a shareholder of the Growth Fund and on January 17, 2005, will become a shareholder of the Diversified Fund. You will not pay a sales charge, redemption fee or contingent deferred sales charge ("CDSC") at the time of the Reorganization. Any subsequent redemption of Class C shares (or Class A shares subject to a CDSC) of the Diversified Fund received in exchange for Growth Fund shares as a result of the Reorganization will be subject to the CDSC applicable to all Class C shares of the Diversified Fund and is the same CDSC as is currently applicable to redemptions of Class C shares (or Class A shares subject to a CDSC) of the Growth Fund, and would be calculated from the date of original purchase of your Growth Fund shares. The Diversified Fund, like the Growth Fund, does not impose a redemption fee unless you purchase the Class A shares without an initial sales charge or you redeem the Class C shares within the first 12 months of purchase. Any investment in the Diversified Fund after the Reorganization would be subject to any applicable sales charges of the Diversified Fund.

      The Trust's Board has unanimously concluded that the Growth Fund's participation in the Reorganization would be in the best interests of the Growth Fund and its shareholders and the interests of the Growth Fund's existing shareholders would not be diluted as a result of the transactions contemplated thereby. See "Reasons for the Reorganization."

      Tax Consequences. As a condition to the closing of the Reorganization, the Trust, on behalf of each of the Funds, will receive an opinion of counsel for each Fund to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by the Growth Fund, the Growth Fund's shareholders, or the Diversified Fund as a result of the Reorganization. Tax attributes of the Growth Fund will carry over to the Diversified Fund; however, the ability of the Diversified Fund to utilize the Growth Fund's capital loss carryforwards will be subject to limitations. See "Information about the Reorganization--Federal Income Tax Consequences."

      Comparison of the Growth Fund and the Diversified Fund. The following discussion is primarily a summary of certain parts of the Growth Fund's Prospectus and the Diversified Fund's Prospectus. More detailed information about each Fund can be found in each Fund's Prospectus, which is incorporated by reference in this Proxy Statement/Prospectus.

      Goal/Approach. The investment objective of the Funds is to provide long-term growth of capital.

      Comparison of Investment Policies and Strategies. The following table compares the principal investment policies and strategies of the Growth Fund and the Diversified Fund.


                     Growth Fund                                              Diversified Stock Fund

--------------------------------------------------------    --------------------------------------------------------
The Growth Fund  pursues its  investment  objective  by     The Diversified  Fund pursues its investment  objective
investing  primarily in equity  securities of companies     by  investing   primarily  in  equity   securities  and
with superior  prospects for long-term  earnings growth     securities  convertible  into common  stocks  traded on
and price appreciation.  The issuers usually are listed     U.S.   exchanges  and  issued  by  large,   established
on a nationally recognized exchange.                        companies.

In making investment  decisions,  the Adviser will look     The  Adviser  seeks to invest in both  growth and value
for above average growth rates,  high return on equity,     securities.
issuers that reinvest their earnings in their business,
and strong balance sheets.                                        o     Growth stocks are stocks of companies  that
                                                                        the  Adviser   believes   will   experience
Under normal circumstances, the Growth Fund will invest                 earnings growth; and
at least 80% of its net  assets in  common  stocks  and
securities convertible into common stocks. For purposes           o     Value  stocks are stocks  that the  Adviser
of this policy,  "net assets"  includes any  borrowings                 believes are intrinsically  worth more than
for investment purposes.                                                their market value.

                                                            In  making  investment   decisions,   the  Adviser  may
                                                            consider cash flow, book value,  dividend yield, growth
                                                            potential, quality of management, adequacy of revenues,
                                                            earnings,   capitalization,   relation  to   historical
                                                            earnings,  the value of the issuer's underlying assets,
                                                            and  expected  future  relative  earnings  growth.  The
                                                            Adviser  will pursue  investments  that  provide  above
                                                            average dividend yield or potential for appreciation.


                                                            Under normal  circumstances,  the Diversified Fund will
                                                            invest  at  least  80%  of its  net  assets  in  equity
                                                            securities and securities  convertible or  exchangeable
                                                            into common stock.

      Comparison of Principal Investment Risks. The following table compares the principal risks of investing in the Growth Fund and in the shares of the Diversified Fund.

                      Growth Fund                                            Diversified Stock Fund
--------------------------------------------------------   --------------------------------------------------------
Investors may lose money if the Growth Fund's net asset     Investors may lose money if the Diversified  Fund's net
value,  yield and/or total return is adversely affected     asset  value,  yield  and/or  total return is adversely
by any of the following factors:                            affected by any of the following factors:

      o     The market value of securities  acquired by          o     The market value of securities  acquired by
            the Growth Fund declines.                                  the Fund declines.

      o     Growth stocks fall out of favor because the          o     Growth stocks fall out of favor because the
            companies'  earnings  growth  does not meet                companies'  earnings  growth  does not meet
            expectations.                                              expectations.

      o     The portfolio  manager does not execute the          o     Value stocks fall out of favor  relative to
            Growth    Fund's    principal    investment                growth stocks.
            strategies effectively.
                                                                 o     The portfolio  manager does not execute the
      o     A  company's  earnings  do not  increase as                Diversified  Fund's  principal   investment
            expected.                                                  strategies effectively.


                          10

                                                                 o     A  company's  earnings  do not  increase as
                                                                      expected.

      Management Fee. As of October 1, 2004 the Growth Fund pays the Adviser a fee for investment advisory services at the annual rate of 0.75% of the value of the Growth Fund's average daily net assets. As of the same date, the Diversified Fund paid the Adviser a fee for investment advisory services at an annual rate of 0.62% of the value of the Diversified Fund's average daily assets. The following table compares the contractual management fee paid by the Growth Fund and the Diversified Fund to Victory Capital.

               Growth Fund                    Diversified Fund
               -----------                    ----------------
0.75% on the first $400 million       0.65% on the first $800 million
0.65% on the next $400 million        0.60% on assets in excess of $800 million
0.60% on assets over $800 million.

      As of October 1, 2004, the Growth Fund's assets were $83.6 million, and the Diversified Fund's assets were $2.19 billion.


      Sales Charges. The schedules of sales charges imposed at the time of purchase of Class A shares of the Growth Fund and Diversified Fund are identical. The maximum sales charge imposed on the purchase of Class A shares is 5.75% for investments of less than $50,000. For amounts, ranging from $50,000 to $99,999 the sales charge is 4.50%; from $100,000 to $249,999, the sales charge is 3.50%; from $250,000 to $499,999 the sales charge is 2.50% and from $500,000 to $999,999 the sales charge is 2.00%. There is no sales charge on purchases of $1,000,000 or more. If these shares are redeemed within one year of purchase, however, a CDSC will be imposed on the shares redeemed. Shareholders who redeem their Class C shares within 12 months of purchase will incur a 1.00% CDSC. No sales charge or CDSC will be imposed on shares acquired or relinquished in the Reorganization.

      Redemption fee. Neither the Growth Fund nor the Diversified Fund imposes a redemption fee.

      Expenses. The fees and expenses described below are based on net assets and accruals for the Growth Fund as of March 1, 2004 and the Diversified Fund as of June 2, 2004. The "Pro Forma After Reorganization" operating expenses information is based on the net assets and fund accruals of the Growth Fund and the Diversified Fund, as adjusted showing the effect of the Reorganization had it occurred on June 2, 2004. Annual fund operating expenses are paid out of Fund assets, so their effect is reflected in the share prices.

Annual Fund Operating  Expenses (expenses
paid from fund assets) as a percentage of
average daily net assets:
                                                                                                    Pro Forma After
                                                                                                    Reorganization
                                                          Growth Fund         Diversified Fund     Diversified Fund
                                                            Class A               Class A               Class A
Management fees ..................................            0.75%                 0.64%              0.64%
Rule 12b-1 fee ...................................            0.00%                 0.00%              0.00%
Other expenses1...................................            0.48%                 0.52%              0.52%
--------------
Total fund operating expenses                                 1.23%                 1.16%              1.16%
Fee waiver and/or expense reimbursement ..........           (0.00)%               (0.06)%            (0.06%)
Net expenses .....................................            1.23%                 1.10%(2)           1.10%(2)


                                       11

                                                                                                    Pro Forma After
                                                                                                    Reorganization
                                                          Growth Fund         Diversified Fund     Diversified Fund
                                                            Class C               Class C               Class C
Management fees ..................................            0.75%                 0.64%              0.64%
Rule 12b-1 fee ...................................            1.00%                 1.00%              1.00%
Other expenses....................................            4.33%                 0.49%              0.49%
--------------
Total fund operating expenses.....................            6.08%(3)              2.13%(4)           2.13%(4)
Fee waiver and/or expense reimbursement ..........           (4.08)%               (0.23)%            (0.23%)
Net expenses .....................................            2.00%(5)              1.90%(6)           1.90%(6)

                                                                                                    Pro Forma After
                                                                                                    Reorganization
                                                          Growth Fund         Diversified Fund     Diversified Fund
                                                            Class R               Class R               Class R
Management fees ..................................            0.75%                 0.64%              0.64%
Rule 12b-1 fee ...................................            0.50%                 0.50%              0.50%
Other expenses ...................................            1.04%                 0.53%              0.53%

Total fund operating expenses                                 2.29%(3)              1.67%(4)           1.67%(4)

--------------------

(1) Includes a shareholder servicing fee of 0.25% applicable to Class A shares.

(2) Victory Capital has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class A Shares of the Diversified Fund do not exceed 1.10% until at least February 28, 2005.

(3) Victory Capital intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class C Shares and Class R Shares of the Growth Fund for any period during which these waivers or reimbursements are in effect do not exceed 1.85% and 1.55%, respectively. Victory may terminate these voluntary waivers/reimbursements at any time.

(4) Victory Capital intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class C Shares and Class R Shares of the Diversified Fund for any period during which these waivers or reimbursements are in effect do not exceed 1.75% and 1.55%, respectively. Victory may terminate these voluntary waivers/reimbursements at any time.

(5) Victory Capital has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Growth Fund do not exceed 2.00% until at least February 28, 2014.

(6) Victory Capital has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Diversified Fund do not exceed 1.90% until at least February 28, 2006 and 2.00% thereafter until at least February 28, 2014.

      In addition to any voluntary or contractual fee waivers or expense reimbursements by Victory Capital to limit the Fund's total operating expenses, BISYS Fund Services Ohio, Inc. (the Fund's administrator) or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

Example

      This example  shows what you could pay in expenses  over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses except that it assumes expense levels provided by contractual expense caps set forth in the notes remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       Growth Fund                                          Diversified Fund
                     -----------------------------------------------         -----------------------------------------------
                     Class A      Class C       Class C      Class R         Class A      Class C      Class C       Class R
                     Shares       Shares*      Shares**      Shares          Shares       Shares*      Shares**      Shares
                     -------      ------       -------      -------          ------       -------      --------      -------

1 Year...........        $693        $303          $203         $232             $681        $293        $193          $170
3 Years..........        $943        $627          $627         $715             $905        $608        $608          $526
5 Years..........      $1,212      $1,078        $1,078       $1,225           $1,146      $1,059      $1,059          $907
10 Years.........      $1,978      $2,327        $2,327       $2,626           $1,838      $2,311      $2,311        $1,976

*    If you sell your shares at the end of the period.

** If you do not sell your shares at the end of the period.


                                    Diversified Fund
                             Pro Forma After Reorganization
                      ----------------------------------------------
                      Class A     Class C       Class C      Class R
                      Shares*     Shares*       Shares**     Shares
                      --------    ---------    --------     ---------
1 Year...........       $681        $293        $193          $170
3 Years..........       $905        $608        $608          $526
5 Years..........     $1,146      $1,059      $1,059          $907
10 Years.........     $1,838      $2,311      $2,311        $1,976

      Past Performance. The bar chart and table shown below indicate the risks of investing in the Diversified Fund by showing changes in its performance for various time periods. The figures shown in the bar chart and table assume reinvestment of dividends and distributions. The Diversified Fund's past performance (before and after taxes) does not necessarily indicate how the Diversified Fund will perform in the future.

Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one was included, results would be lower.)

1994                  3.96%
1995                 35.37%
1996                 24.72%
1997                 28.28%
1998                 23.15%
1999                 20.96%
2000                  1.35%
2001                  0.93%
2002                -22.78%
2003                 35.60%

Highest/lowest quarterly results during this time period were: Highest 19.95% (quarter ended June 30, 2003) Lowest -18.99% (quarter ended September 30, 2002).

      The table below shows how the average annual total returns for Class A, Class C, and Class R Shares of the Diversified Fund, including applicable maximum sales charges, compare to those of a broad-based market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Diversified Fund
Average annual total returns (For the Periods ended
December 31, 2003)
                                                                                                       10 Years (or
Share Class                                                             1 Year           5 Years       Life of Fund)
------------------------------------------------------------------     ---------       ----------     ---------------
Class A
returns before taxes .......................................            27.84%            4.08%           12.97%(1)
Class A
returns after taxes on distributions .......................            27.71%            1.43%           9.30%(1)
Class A
returns after taxes on distributions and sale of fund shares            18.24%            1.86%           9.19%(1)
S&P 500 Index(2)
reflects no deduction for fees, expenses or taxes...........            28.68%           -0.57%           11.07%(1)
Class C
returns before taxes .......................................            33.84%             N/A            2.09%(3)
S&P 500 Index(2)
reflects no deduction for fees, expenses or taxes...........            28.68%             N/A            -0.47%(3)
Class R
returns before taxes .......................................            35.07%             N/A             4.21%(4)
S&P 500 Index(2)
reflects no deduction for fees, expenses or taxes...........            28.68%             N/A            -1.61%(4)

------------------------
(1)   Ten year performance.

(2) The S&P 500 Index is a broad-based unmanaged index that measures the performance of large capitalization domestically traded common stock. It is not possible to invest directly in an index.

(3)   Performance is from March 1, 2002, inception date of Class C Shares.

(4)   Performance is from March 26, 1999, inception date of Class R Shares.

      Investment Adviser. The investment adviser for both the Growth Fund and the Diversified Fund is Victory Capital. Victory Capital is a New York corporation registered as an investment adviser with the SEC. Victory Capital, a second-tier subsidiary of KeyCorp, oversees the operations of the funds according to investment policies and procedures adopted by the Board of Trustees. Victory Capital and its affiliates manage assets totaling in excess of $50.1 billion for individual and institutional clients. Victory Capital's address is 127 Public Square, Cleveland, Ohio 44114.

      Independent Auditor. PricewaterhouseCoopers LLP is the Growth Fund's and the Diversified Fund's independent auditor.

      Capitalization. Both the Growth Fund and the Diversified Fund have classified their shares into three classes--Class A, Class C and Class R. The following table sets forth, as of October 1, 2004, (1) the capitalization of each Class of the Growth Fund's shares, (2) the capitalization of each Class of the Diversified Fund's shares and (3) the pro forma capitalization of each Class of the Diversified Fund's shares, as adjusted showing the effect of the Reorganization had it occurred on such date.


                                                                                                    Pro Forma After
                                                                                                    Reorganization
                                                            Growth Fund       Diversified Fund     Diversified Fund
                                                              Class A              Class A              Class A
                                                            -----------       -----------------   ------------------
Total net assets....................................        78,356,986.58      1,180,025,993.13
Net asset value per share...........................                16.58                 15.46
Shares outstanding..................................        4,725,536.071       117,111,475.080
                                                                                                    Pro Forma After
                                                                                                    Reorganization
                                                            Growth Fund       Diversified Fund     Diversified Fund
                                                              Class C              Class C              Class C
                                                            -----------       -----------------   ------------------
Total net assets....................................           119,072.33         69,938,480.11
Net asset value per share...........................                16.44                 15.34
Shares outstanding..................................            7,244.338         4,557,805.006
                                                                                                    Pro Forma After
                                                                                                    Reorganization
                                                            Growth Fund       Diversified Fund     Diversified Fund
                                                              Class R              Class R              Class R
                                                            -----------       -----------------   ------------------
Total net assets....................................         5,183,352.62        227,975,416.56
Net asset value per share...........................                16.36                 15.35
Shares outstanding..................................          316,772.689        14,853,279.720

      Purchase Procedures. The methods available to purchase shares of the Growth Fund and the Diversified Fund and the automatic investment services they offer are the same. See "Investing with Victory," in the Diversified Fund's Prospectus and "Additional Purchase, Exchange and Redemption Information" in the Diversified Fund's Statement of Additional Information for a discussion of purchase procedures for shares of the Diversified Fund.

      Rule 12b-1 Plans. Class C and Class R shares of both the Growth Fund and the Diversified Fund are subject to plans adopted pursuant to Rule 12b-1 under the 1940 Act (each, a "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, each of the Growth Fund and the Diversified Fund pays its distributor a fee at an annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares to finance the sale and distribution of such shares and for shareholder servicing. There are no Rule 12b-1 Plan fees for Class A shares of the Growth Fund or the Diversified Fund. As the Rule 12b-1 Plan fee is paid out of the assets attributable to the relevant Class of shares on an ongoing basis, over time it will increase the cost of an investment in such Class of shares and may cost the shareholder more than paying other types of sales charges. See "Advisory and other Contracts" in the Diversified Fund's Statement of Additional Information for a discussion of the Rule 12b-1 Plans adopted for the Diversified Fund.

      Redemption Procedures. Neither the Growth Fund nor the Diversified Fund imposes a redemption fee. The redemption procedures applicable to shares of both the Growth Fund and Diversified Fund are identical. A CDSC may be imposed, however, under certain circumstances. See "Investing with Victory -- How to Sell Shares" in the Diversified Fund's Prospectus and "Additional Purchase, Exchange and Redemption Information" in the Diversified Fund's Statement of Additional Information for a discussion of redemption procedures for shares of the Diversified Fund.

      Distributions. The dividend and distributions policies of the Growth Fund and the Diversified Fund are identical. The Diversified Fund pays dividends quarterly and distributes short term gains as necessary. Realized long-term capital gains, if any, are distributed at least once a year. The actual amounts of dividends paid per share by the Growth Fund and the Diversified Fund are different.

      Shareholder Services. The shareholder services offered by the Growth Fund and the Diversified Fund are the same. See "Additional Information" in the Diversified Fund's Prospectus and "Advisory and Other Contracts" in the Diversified Fund's Statement of Additional Information for a further discussion of the shareholder services offered by the Diversified Fund.

                         REASONS FOR THE REORGANIZATION

      The Trustees for the Growth Fund and the Diversified Fund have concluded that the Reorganization is in the best interests of the Growth Fund and the Diversified Fund, respectively, and their shareholders. In reaching its conclusion, the Board considered the following factors:

      o The relative performance of each of the Growth Fund and the Diversified Fund for the past 1, 5, and 10 year periods.

      o Growth Fund shareholders would benefit from being in a larger fund with an identical objective and lower operating expenses.

      o     By merging  the two Funds,  the  combined  fund could  become a more
            economically   efficient   investment   vehicle   than   each   Fund
            individually.

      o The Growth Fund has experienced a substantial decrease in its assets due to a sizeable redemption by an institutional investor and the Growth Fund has not grown to a sufficient size to be economically viable. Growth Fund shareholders would have a better opportunity to reach their investment needs in a larger fund.

      o By combining the Funds, the Diversified Fund will have a larger asset base, which may attract additional investors.

      o The Diversified Fund could acquire substantial investment assets without paying commissions or other transaction costs that a fund normally incurs when purchasing securities.

      o Growth Fund shareholders would not experience any dilution in the value of their investment.

      o Growth Fund shareholders would not pay a sales charge to become a shareholder of the Diversified Fund.

      o Growth Fund shareholders will not have to pay any federal income tax solely as a result of the reorganization.


                      INFORMATION ABOUT THE REORGANIZATION

      Plan of Reorganization. The following summary of the Plan is qualified in its entirety by reference to the copy of the Plan attached to this Prospectus/Proxy Statement as Exhibit A. The Plan provides that, subject to the requisite approval of the Growth Fund's shareholders, the Diversified Fund will acquire all of the assets of the Growth Fund in exchange for Diversified Fund
Class A, Class C and Class R shares and the assumption by the Diversified Fund of stated liabilities of the Growth Fund on January 14, 2005 or such other date as may be agreed upon by the parties (the "Closing Date"). The number of Diversified Fund shares to be issued to the Growth Fund will be determined on the basis of the relative net asset values per share and aggregate net assets attributable to the corresponding Class of the Growth Fund and the Diversified Fund, generally computed as of the close of trading on the floor of the New York Stock Exchange (usually at 4:00 p.m., Eastern time) on the Closing Date. Portfolio securities of the Growth Fund and the Diversified Fund will be valued in accordance with the valuation practices of the Diversified Fund, which are described under the caption "Investing with Victory" in the Diversified Fund's Prospectus and under the caption "Determining Net Asset Value and Valuing
Portfolio Securities" in the Diversified Fund's Statement of Additional Information.

      On or before the Closing Date, the Growth Fund will declare a dividend or dividends that, together with all dividends that have been declared previously, will have the effect of distributing to Growth Fund shareholders all of the Growth Fund's previously undistributed investment company taxable income (computed without regard to any deduction for dividends paid), net tax-exempt income, and net capital gain (after reduction for any capital loss carryforwards), if any, earned or realized for all taxable years or periods ending on or before the Closing Date.

      As soon as conveniently practicable after the Closing Date, the Growth Fund will liquidate and distribute pro rata to its Class A, Class C and Class R shareholders of record as of the close of business on the Closing Date, Diversified Fund Class A, Class C and Class R shares, respectively, received by it in the Reorganization. The liquidation and distribution would be accomplished by establishing accounts on the share records of the Diversified Fund in the name of each Growth Fund shareholder, which accounts would represent the respective pro rata number of Diversified Fund shares due to the shareholder. After such distribution and the winding up of its affairs, the Growth Fund will terminate as a series of the Trust and cease operations. After the Closing Date, any outstanding certificates representing Growth Fund shares will represent Diversified Fund shares distributed to the record holders of the Growth Fund.

      The Plan may be amended at any time before the Closing Date. The Growth Fund will provide its shareholders with information describing any material amendment to the Plan before shareholder consideration. The obligations of the Growth Fund and the Diversified Fund under the Plan are subject to various conditions, including approval by Growth Fund shareholders and the continuing accuracy of various representations and warranties of the Growth Fund and the Diversified Fund.

      The total expenses of the  Reorganization are expected to be approximately
$[        ], which will be borne by the Growth  Fund.  In addition to use of the mails, proxies may be solicited personally or by telephone, and Victory Capital may pay persons, on behalf of the Growth Fund, holding Growth Fund shares in their names or those of their nominees for their expenses in sending soliciting materials to their principals.

      By approving the Reorganization, Growth Fund shareholders are also, in effect, agreeing to the Diversified Fund's investment advisory and distribution arrangements, Board composition, and independent auditors all of which are identical to those of the Growth Fund, except the investment advisory fee. If Shareholders do not approve of the Reorganization, the Board of Trustees will consider other alternatives, including liquidation of the Growth Fund.

      Federal Income Tax Consequences. The exchange of Growth Fund assets for Diversified Fund shares and the Diversified Fund's assumption of the Growth Fund's stated liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, the Growth Fund and the Diversified Fund each will receive an opinion of Kramer Levin Naftalis & Frankel LLP, counsel to the Growth Fund and the Diversified Fund, to the effect that, on the basis of the existing provisions of the Code, Treasury regulations issued thereunder, current administrative regulations and pronouncements and court decisions, and certain facts, assumptions and representations, for federal income tax purposes: (1) the transfer of all of the Growth Fund's assets to the Diversified Fund in exchange solely for Diversified Fund shares and the assumption by the Diversified Fund of stated liabilities of the Growth Fund, followed by the distribution by the Growth Fund of the Diversified Fund's shares to Growth Fund shareholders in complete liquidation of the Growth Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code and each of the Growth Fund and the Diversified Fund will be "a party to a reorganization;" (2) no gain or loss will be recognized by the Diversified Fund upon the receipt of the assets of the Growth Fund in exchange solely for Diversified Fund shares and the assumption by the Diversified Fund of stated liabilities of the Growth Fund pursuant to the Reorganization; (3) no gain or loss will be recognized by the Growth Fund upon the transfer of its assets to the Diversified Fund in exchange solely for Diversified Fund shares and the assumption by the Diversified Fund of stated liabilities of the Growth Fund or upon the distribution (whether actual or constructive) of Diversified Fund shares to Growth Fund shareholders in exchange for their shares of the Growth Fund in liquidation of the Growth Fund pursuant to the Reorganization; (4) no gain or loss will be recognized by Growth Fund shareholders upon the exchange of Growth Fund shares for Diversified Fund shares pursuant to the Reorganization; (5) the aggregate tax basis for the Diversified Fund shares received by each Growth Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis for the Growth Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of Diversified Fund shares to be received by each Growth Fund shareholder will include the period during which the shareholder's Growth Fund shares exchanged therefor were held by such shareholder (provided those Growth Fund shares were held as capital assets on the date of the Reorganization); and (6) the tax basis of each Growth Fund asset acquired by the Diversified Fund pursuant to the Reorganization will be the same as the tax basis of such asset to the Growth Fund immediately prior to the Reorganization, and the holding period of each Growth Fund asset in the hands of the Diversified Fund will include the period during which such asset was held by the Growth Fund.

      Neither the Growth Fund nor the Diversified Fund has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS nor does it preclude the IRS from adopting a contrary position. Growth Fund shareholders should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, Growth Fund shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.

      As of the Growth Fund's fiscal year ended October 1, 2004, the Growth Fund has unused capital loss carryforwards of $43,772,549. If the Reorganization is consummated, the amount of those carryforwards that the Diversified Fund can utilize in any one year will be subject to limitations, and any amount that cannot be utilized in any one year may be carried over to a succeeding years subject to the same limitations. If the Diversified Fund's gains exceed the carryforward limitation, then it would distribute to its shareholders a greater amount than if no limitation had been imposed, and the Diversified Fund would have fewer assets available for investment. Different amounts of the capital loss carryforwards expire in different years. Consequently, as a result of the limitations on the use of capital loss carryforwards, if the Reorganization is consummated, and depending on the amount of the Growth Fund's gains, some or all of the Growth Fund's capital loss carryforwards at the time of the Reorganization (which may differ from the number set forth above) may expire unused.

Required Vote and Board's Recommendation

      The Trust's Board has approved the Plan and the Reorganization and has determined that (1) participation in the Reorganization is in the best interests of the Growth Fund and its shareholders and (2) the interests of shareholders of the Growth Fund will not be diluted as a result of the Reorganization.

      Approval of the Reorganization requires approval of the lesser of (a) 67% or more of the shares of the Growth Fund present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding shares are present at the Meeting or represented by a proxy; or (b) a majority of the outstanding voting securities of the Growth Fund. If Growth Fund shareholders do not approve the Reorganization, the Board of Trustees will consider other alternatives, including possible liquidation of the Growth Fund. Shareholders are entitled to one vote for each whole share that they own of the Growth Fund. We will count your fractional shares as fractional votes.

             THE TRUST'S BOARD, INCLUDING THE INDEPENDENT TRUSTEES,
                  UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE
               "FOR" APPROVAL OF THE PLAN AND THE REORGANIZATION.

      ADDITIONAL INFORMATION ABOUT THE DIVERSIFIED FUND AND THE GROWTH FUND

      Information about the Diversified Fund is incorporated by reference into this Prospectus/Proxy Statement from the Diversified Fund's Prospectus, which is included in the Trust's Registration Statement on Form N-lA (File No. 811-4852). Information about the Growth Fund is incorporated by reference into this Prospectus/Proxy Statement from the Growth Fund's Prospectus, which is included in the Trust's Registration Statement on Form N-lA (File No. 811-4852).

      The Growth Fund and the Diversified Fund are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the Commission. Reports, proxy statements and other information filed by the Growth Fund and the Diversified Fund may be inspected and copied at the Public Reference Facilities of the Commission at 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549. Text-only versions of Growth Fund or Diversified Fund documents are available on-line and are downloadable at www.sec.gov. Copies of such material are also available at the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

                               VOTING INFORMATION

      In addition to the use of the mails, proxies may be solicited personally or by telephone, and persons holding Growth Fund shares in their name or in nominee name may be paid for their expenses in sending soliciting materials to their principals.

      A properly executed proxy returned with instructions to withhold authority to vote, represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote Growth Fund shares on a particular matter with respect to which the broker or nominee does not have discretionary power). Growth Fund shares represented by broker non-votes or abstentions (collectively, "abstentions"), will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business. Abstentions will have the effect of a "no" vote for obtaining requisite approval for the proposal.

      A quorum to conduct business at the Meeting is constituted by the presence in person or by proxy of the holders of more than one third of the outstanding Growth Fund shares entitled to vote at the Meeting. In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the nature of the proposal, the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to Growth Fund shareholders with respect to the reasons for the solicitation. Any adjournment requires the affirmative vote of a majority of the shareholders represented at the Meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote "FOR" the proposal in favor of such adjournment, and will vote those proxies required to be voted "AGAINST' the proposal against any adjournment.

      As of November 12, 2004, the following Growth Fund shareholders owned, on record or beneficially 5% or more of the outstanding voting shares of the indicated Class of the Growth Fund:

                                                     Percentage of Outstanding
Growth Fund             Name and Address             Shares
----------------------  -------------------------    -------------------------

Class A
Class C
Class R

      As of November 12, 2004, the following Diversified Fund shareholder owned, on record or beneficially 5% or more of the outstanding voting shares of the indicated Class of the Diversified Fund:

                                        Percent Owned of   Percent of Fund Owned
      Fund        Name and Address          Record            Beneficially
      ----        ----------------      ----------------   ---------------------

      A shareholder who beneficially owns, directly or indirectly, more than 25% of a fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the fund.

      As of November 12, 2004, Trustees and officers of the Trust, as a group, owned less than 1% of the Growth Fund's and Diversified Fund's outstanding shares, respectively.

                        FINANCIAL STATEMENTS AND EXPERTS

      PricewaterhouseCoopers LLP, independent auditors for the Trust, has audited the financial statements for both the Growth Fund and the Diversified Fund for the fiscal year ended October 31, 2003, which are incorporated by reference in the Statement of Additional Information dated November 15, 2004.

                                  OTHER MATTERS

      The Trust's Trustees are not aware of any other matters that may come before the Meeting. However, should any such matters properly come before the Meeting, it is the intention of the persons named in the accompanying form of proxy to vote the proxy in accordance with their judgment on such matters.

                          FUTURE SHAREHOLDER PROPOSALS

      The Growth Fund is not required to hold annual meetings, unless required to do so by law. If you have a proposal, you wish shareholders to consider, send your proposal to The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. We do not guarantee that we will be able to include any proposal in a proxy statement.

      IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THE PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE.

                                    Exhibit A

                      AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT AND PLAN OF REORGANIZATION dated as of September 30, 2004 (the "Agreement"), between THE VICTORY PORTFOLIOS, a Delaware statutory trust (the "Trust"), on behalf of the Growth Fund (the "Acquired Fund"), and the Trust, on behalf of the Diversified Stock Fund (the "Acquiring Fund"). All agreements, representations, actions, obligations and covenants described herein made or to be taken or undertaken by the Acquired Fund and the Acquiring Fund are made and shall be taken or undertaken by the Trust on behalf of the Acquired Fund and the Acquiring Fund.

      This Agreement is intended to be and is adopted as a plan or reorganization within the meaning of Treasury Regulation Section 1.368-2(g). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class C and Class R shares, par value $.001 per share, of the Acquiring Fund (the "Acquiring Fund Shares"), and the assumption by the Acquiring Fund of stated liabilities of the Acquired Fund and the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the holders of Class A, Class C and Class R shares, as applicable, of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the "Reorganization"). The parties hereto intend that the Reorganization will qualify as a "reorganization" as defined in Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code").

      WHEREAS, the Acquired Fund is a series of the Trust, a registered, open-end management investment company, and the Acquiring Fund is a series of the Trust and all of the assets of the Acquired Fund are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, the Trust's Board has determined that the Reorganization is in the best interests of the Acquired Fund and the Acquired Fund's shareholders and that the interests of the Acquired Fund's existing shareholders will not be diluted as a result of this transaction; and

      WHEREAS, the Trust's Board has determined that the Reorganization is in the best interests of the Acquiring Fund and its shareholders and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of this transaction:

      NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties agree as follows:

      1.    The Reorganization.

      1.1 Subject to the requisite approval of the Acquired Fund's shareholders and the other terms and conditions contained herein, the Acquired Fund agrees to assign, transfer and convey to the Acquiring Fund all of the assets of the Acquired Fund, as set forth in paragraph 1.2, and the Acquiring Fund agrees in exchange therefor: (a) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined as set forth in paragraph 2.3; and (b) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing (the "Closing") as of the close of business on the closing date (the
"Closing   Date")   provided  for  in  paragraph  3.1.  In  lieu  of
delivering certificates for the Acquiring Fund Shares, the Acquiring Fund shall credit the Acquiring Fund Shares to the Acquired Fund's account on the books of the Acquiring Fund and shall deliver a confirmation thereof to the Acquired Fund.

      1.2 (a) The assets of the Acquired Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all portfolio securities, cash, cash equivalents, commodities and futures interests and dividends and interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (the "Assets").

            (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's assets, including portfolio securities, as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest. The Acquiring Fund will, within a reasonable time before the Closing Date, furnish the Acquired Fund with a list of the securities, if any, on the Acquired Fund's list referred to in the first sentence of this paragraph that do not conform to the Acquiring Fund's investment objective, policies and restrictions. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date; provided, that the disposition of such securities by the Acquired Fund shall not be required to the extent that the disposition of such securities would, in the opinion of Victory Capital Management Inc. ("Victory") and Victory's tax counsel, impair the tax-free status of the Reorganization under Section 368 of the Code.

            (c) The Assets shall be delivered to KeyBank National Association, the Acquiring Fund's custodian ("KeyBank"), for the account of the Acquiring Fund, with all securities not in bearer or book-entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto) to KeyBank for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims. All cash so delivered shall be in the form of immediately available funds payable to the order of KeyBank for the account of the Acquiring Fund.

      1.3 The Acquired Fund will endeavor to discharge all of its liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume the liabilities of the Acquired Fund reflected on an unaudited statement of assets and liabilities of the Acquired Fund prepared as of the Valuation Date (as defined in paragraph 2.1) (the "Liabilities") in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those Liabilities of the Acquired Fund reflected in that unaudited statement of assets and liabilities and shall not assume any other liabilities, whether absolute or contingent.

      1.4 The Acquired Fund will pay or cause to be paid to the Acquiring Fund any dividends and interest received on or after the Closing Date with respect to Assets transferred to the Acquiring Fund hereunder. The Acquired Fund will transfer to the Acquiring Fund any distributions, rights or other assets received by the Acquired Fund after the Closing Date as distributions on or with respect to the securities transferred. Such assets shall be deemed included in the Assets and shall not be separately valued.

      1.5 As soon after the Closing Date as is conveniently practicable, the Acquired Fund will distribute pro rata to holders of record of the Acquired Fund's Class A, Class C and Class R shares, determined as of the close of business on the Closing Date ("Acquired Fund Shareholders"), Class A, Class C and Class R Acquiring Fund Shares, respectively, received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the applicable Class of Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the applicable Class of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund simultaneously will be cancelled on the books of the Acquired Fund.

      1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information (collectively, the "Acquiring Fund's Prospectus"); the Acquiring Fund, however, will not issue share certificates in the Reorganization.

      1.7 Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.8 Any reporting responsibility of the Acquired Fund, including, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund and the Trust.

      2.    Valuation.

      2.1 The value of the Assets shall be the value of such Assets computed as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Amended and Restated Agreement and Declaration of Trust, as amended (the "Trust's Charter"), and the Acquiring Fund's Prospectus, which are and shall be consistent with the policies currently in effect for the Trust and the Acquired Fund.

      2.2 The net asset value of a Class A, Class C and Class R Acquiring Fund Share shall be the net asset value per share computed with respect to such Class of shares as of the Valuation Date, using the valuation procedures set forth in the Trust's Charter and the Acquiring Fund's Prospectus, which are and shall be consistent with the policies currently in effect for the Trust and Acquired Fund.

      2.3 The number of Class A, Class C and Class R Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's net assets shall be determined by dividing the value of the net assets attributable to Class A, Class C and Class R, respectively, of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of one Class A, Class C and Class R Acquiring Fund Share, respectively, determined in accordance with paragraph 2.2.

      2.4 Any computations of value of assets shall be made with the regular practices of BISYS Fund Services Ohio, Inc. ("BISYS") as fund accountant for the Acquiring Fund, and shall be subject to verification by the Acquired Fund and the respective independent accountants of the prices used in such computations.

      3.    Closing and Closing Date.

      3.1 The Closing Date shall be January 14, 2005, or such other date upon which the parties, through their duly authorized officers, may mutually agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at 9:00 a.m. at the offices of [Victory at 127 Public Square, Cleveland, Ohio], or such other time and/or place as to which the parties may mutually agree.

      3.2 The Acquired Fund shall direct KeyBank, as Custodian for the Acquired Fund, to deliver at the Closing a certificate of an authorized officer of KeyBank stating that: (i) the Assets have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date and
(ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund's Acquired Fund securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"). The cash to be transferred by the Acquired Fund shall be delivered by KeyBank by wire transfer of federal funds on the Closing Date.

      3.3 If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

      3.4 The Acquired Fund shall direct BISYS, as transfer agent for the Acquired Fund (the "Transfer Agent"), to deliver at the Closing a certificate of an authorized officer of the Transfer Agent stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number, share class and percentage ownership of outstanding Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust, or provide evidence satisfactory to the Trust that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, receipts or other documents as such other party or its counsel may reasonably request.

      4.    Representations and Warranties.

      4.1 The Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

            (a) The Acquired Fund is a duly established and designed series of the Trust, a [voluntary association with transferable shares of the type commonly referred to as a] Delaware statutory trust duly organized and validly existing under the laws of State of Delaware, with power to own all of its properties and assets, to carry on its business as it is now being conducted and to carry out its obligations under this Agreement.

            (b) The Trust is registered under the 1940 Act as an open-end management investment company, and the Acquired Fund's shares are registered under the Securities Act of 1933, as amended (the "1933 Act"), and such registrations have not been revoked or rescinded and are in full force and effect.

            (c) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not and did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

            (d) The Acquired Fund is not, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Charter, its By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Acquired Fund or by which the Acquired Fund is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust is a party on behalf of the Acquired Fund or by which the Acquired Fund is bound.

            (e)   The  Acquired   Fund  has  no  material   contracts  or  other
commitments outstanding (other than this Agreement) that will be terminated with liability to the Acquired Fund on or prior to the Closing Date.

            (f) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and by state securities laws.

            (g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction herein contemplated.

            (h) The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Schedule of Portfolio Investments (indicating their market values) of the Acquired Fund for the fiscal year ended October 31, 2003 have been audited as of that date by
PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principles, and such statements and schedule (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

            (i) On the Closing Date, the Trust will have good and marketable title to the Assets to be transferred and full right, power, and authority to sell, assign, transfer and deliver the Assets free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

            (j) Since October 31, 2003 there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquiring Fund.

            (k) At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law then to be filed shall have been filed and are correct in all material respects, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

            (l) The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, for all taxable years or periods (to the extent applicable) ending on or prior to the Closing Date and will pay the dividend(s) described in paragraph 8.6.

            (m) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust [(recognizing that under Delaware law, shareholders could under certain circumstances be held personally liable for its obligations) and have been offered and sold in every state and the District of Columbia in compliance with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Acquired Fund's Transfer Agent, as provided in paragraph 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund's shares, nor is there outstanding any security convertible into any of the Acquired Fund's shares.

            (n)   The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Trust's Board and, subject to the approval of the Acquired Fund's shareholders, and assuming the due authorization, execution and delivery of this Agreement by the Trust, on behalf of the Acquiring Fund, this Agreement constitutes the valid and legally binding obligation of the Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

            (o) The information to be furnished by the Trust, on behalf of the Acquired Fund, for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

            (p) The proxy statement of the Acquired Fund (the "Proxy Statement") included in the Registration Statement referred to in paragraph 5.5, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph
(p) shall apply only to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by or on behalf of the Trust or the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, provided that any failure to comply with these statutes, rules and regulations is a direct result of (x) the provision of misleading or inaccurate information by or on behalf of the Trust or the Acquired Fund to the Acquiring Fund in connection with the preparation of the Proxy Statement or (y) the failure to provide any necessary and accurate information by the Trust or the Acquired Fund to the Acquiring Fund in connection with or related to the preparation of the Proxy Statement.

            (q) The Acquired Fund shall timely file all federal and other tax returns and reports of the Acquired Fund required by law to be filed for the taxable year ending on the Closing Date, and all such returns and reports will be correct in all material respects, and all federal and other taxes shown on such returns and reports shall be paid so far as due.

      4.2 The Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

            (a) The Acquiring Fund is a duly established and designated series of the Trust, [a voluntary association with transferable shares of the type commonly referred to as] a Delaware statutory trust duly organized and validly existing under the laws of the State of Delaware, with power to own all of its properties and assets, to carry on its business as it now being conducted and to carry out its obligations under this Agreement.

            (b) The Trust is registered under the 1940 Act as an open-end management investment company, and the Acquiring Fund's shares are registered under the 1933 Act, and such registrations have not been revoked or rescinded and are in full force and effect.

            (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

            (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Charter or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust is a party on behalf of the Acquiring Fund or by which the Acquiring Fund is bound.

            (e)   The  Acquiring  Fund  has  no  material   contracts  or  other
commitments outstanding (other than this Agreement) that will be terminated with liability to the Acquiring Fund on or prior to the Closing Date.

            (f) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except as may be required under the 1933 Act, the 1934 Act, and the 1940 Act and by state securities law.

            (g) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

            (h) The Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Schedule of Portfolio
Investments (indicating their market values) of the Acquiring Fund for the fiscal year ended October 31, 2003 have been audited as of that date by PricewaterhouseCoopers, LLP, independent auditors, and are in accordance with generally accepted accounting principles, consistently applied, and such statements and schedule (copies of which have been furnished to the Acquired
Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date.

            (i) Since October 31, 2003, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund.

            (j) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed shall have been filed and are correct in all material respects, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns.

            (k) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.

            (l) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust [(recognizing that under Delaware law, shareholders could under certain circumstances be held personally liable for its obligations)]. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

            (m) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of Acquired Fund Shareholders, pursuant to the terms of this Agreement, on the Closing Date will have been duly authorized Acquiring Fund Shares, and will be fully paid and non-assessable by the Trust.

            (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trust's Board, on behalf of the Acquiring Fund, and assuming the due authorization, execution and delivery of this Agreement by the Trust, on behalf of the Acquired Fund, this Agreement constitutes the valid and legally binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law).

            (o) The Registration Statement (only insofar as it relates to the Acquiring Fund and is based on information furnished by the Acquiring Fund) will, on the effective date of the Registration Statement, (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, provided, however, that the representations and warranties in this subparagraph
(o) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

      5.    Covenants of the Acquiring Fund and the Acquired Fund.

      5.1 The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions.

      5.2 The Trust will call a meeting of the Acquired Fund's shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3 Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.4 As promptly as practicable, but in any case within sixty days after the Closing Date, the Trust shall furnish the Acquiring Fund, a statement of the current and accumulated earnings and profits of the Acquired Fund for federal income tax purposes and any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, in each instance indicating the period or periods to which such earnings and profits, carryovers and other items relate or in which they arose, as applicable, which statement will be certified by the Trust's President or its Vice President and Treasurer.

      5.5 The Trust, on behalf of the Acquired Fund, will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the

Proxy Statement all to be included in a Registration Statement on Form N-14 of the Acquiring Fund and any supplement or amendment thereto (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act, and the 1940 Act in connection with the meeting of the Acquired Fund's shareholders referred to in paragraph 5.2.

      5.6 The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

      5.7 The Trust, on behalf of the Acquired Fund, covenants that the Acquired Fund is not acquiring the Acquiring Fund Shares to be issued hereunder for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

      5.8 The Trust, on behalf of the Acquired Fund, will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund shares.

      5.9 As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to Acquired Fund Shareholders consisting of the Acquiring Fund Shares received at the Closing.

      5.10 The Trust, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable to vest in and confirm the Acquiring Fund's title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

      5.11 Each of the Acquired Fund and the Acquiring Fund and the Trust shall use its best efforts to cause the Reorganization to qualify, and will not (either before or after the Closing Date) knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying as a reorganization under the provisions of Section 368(a) of the Code.

      6.    Conditions Precedent to Obligations of the Acquiring Fund.

      The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      6.1 All representations and warranties by the Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

      6.2 The Trust shall have delivered to the Acquiring Fund on the Closing Date a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the federal income tax basis of such securities by lot and the respective holding periods of each such lot of securities, as of the Closing Date, certified by the Trust's Treasurer.

      6.3 The Trust shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Trust's name by its President or Vice President and its Treasurer, to the effect that the representations and warranties made in this Agreement by the Trust, on behalf of the Acquired Fund, are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

      6.4 The Acquired Fund and the Trust shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund or the Trust, as the case may be, on or before the Closing Date.

      6.5 The Trust, on behalf of the Acquiring Fund, shall have received on the Closing Date a favorable opinion of Kramer Levin Naftalis & Frankel LLP, counsel to the Trust, in a form satisfactory to the Acquiring Fund, covering the following points:

            That (a) the Trust is [a voluntary association with transferable shares of the type commonly referred to as] a Delaware statutory trust, duly organized and validly existing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as a registered investment company and the Acquired Fund is a duly established and designated series of the Trust; (b) this Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and, assuming due authorization, execution and delivery of this Agreement to the Acquiring Fund is a valid and legally binding obligation of the Trust, on behalf of the Acquired Fund, enforceable against the Trust, with respect to the Acquired Fund, in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditor's rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law); (c) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Trust's Charter or By-Laws or result in a material violation of any provision of any material agreement (known to such counsel) to which the Acquired Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquired Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for the consummation by the Trust, on behalf of the Acquired Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) to the knowledge of such counsel, there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquired Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the Registration Statement or the Closing Date that is required to be described in the Registration Statement or to be filed as an exhibit to the Registration Statement that is not described or filed as required or that materially and adversely affect the Acquired Fund's business; and (f) the Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

Such counsel may rely as to matters governed by the laws of the State of Delaware on an opinion of Delaware counsel and/or certificates of officers or trustees of the Trust. Such opinion also shall include such other matters incident to the transaction contemplated hereby, as the Acquiring Fund may reasonably request.

      In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

      6.6 The Acquiring Fund shall have received from PricewaterhouseCoopers, LLP a consent dated near the effective date of the Registration Statement in form and substance satisfactory to the Acquiring Fund, to the effect that they consent to the incorporation by reference of their report relating to the financial statements and financial highlights of the Acquired Fund in the Registration Statement.

      7.    Conditions Precedent to Obligations of the Acquired Fund.

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1 All representations and warranties by the Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

      7.2 The Trust shall have delivered to the Acquired Fund on the Closing Date a certificate executed in the Trust's name by its President or Vice President and its Treasurer, in form and substance reasonably satisfactory to the Acquired Fund to the effect that the representations and warranties made in this Agreement by the Trust, on behalf of the Acquiring Fund, are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

      7.3 The Acquiring Fund and the Trust shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund or the Trust, as the case may be, on or before the Closing Date.

      7.4 The Trust, on behalf of the Acquired Fund, shall have received on the Closing Date a favorable opinion of Kramer Levin Naftalis & Frankel LLP, counsel to the Trust, in a form satisfactory to the Trust, covering the following points:

            That (a) the Trust is [a  voluntary  association  with  transferable shares of the type commonly referred to as] a Delaware statutory trust, duly organized and validly existing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as a registered investment company and the Acquiring Fund is a duly established and designated series of the Trust; (b) this Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of this Agreement to the Acquired Fund, is a valid and legally binding obligation of the Trust on behalf of the Acquiring Fund, enforceable against the Trust, with respect to the Acquiring Fund, in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and to general principles of equity and the discretion of the court (regardless of whether the enforceability is considered in a proceeding in equity or at law); (c) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, conflict with the Trust's Charter or By-Laws or result in a material violation of any provision of any material agreement known to such counsel (without any independent inquiry or investigation) to which the Acquiring Fund is a party or by which it or its property is bound or, to the knowledge or such counsel (without any independent inquiry or investigation), result in the acceleration of any obligation or the imposition of any penalty, under any material agreement, judgment, or decree to which the Acquiring Fund is a party or by which it or its property is bound; (d) to the knowledge of such counsel (without any independent inquiry or investigation), no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for the consummation by the Trust on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) to the knowledge of such counsel (without any independent inquiry or investigation), there is no legal, administrative or governmental proceeding, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Acquiring Fund, or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the Registration Statement or the Closing Date, that is required to be described in the Registration Statement or to be filed as an exhibit to the Registration Statement that is not described or filed as required or that materially and adversely affect the Acquiring Fund's business; and (f) the Trust is registered as an investment company under the 1940 Act, and, to the knowledge of such counsel, its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

Such counsel may rely as to matters governed by the laws of the State of Delaware on certificates of officers or trustees of the Trust. Such opinion also shall include such other matters incident to the transaction contemplated hereby, as the Acquired Fund may reasonably request.

      In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

      8. Further Conditions Precedent to Obligations of the Acquired Fund and the Acquiring Fund.

      If any of the conditions set forth below does not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the Trust shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

      8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust's Charter and By-Laws, applicable Delaware law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything in this Agreement to the contrary, neither the Acquired Fund nor the Acquiring Fund may waive the conditions set forth in this paragraph 8.1.

      8.2 On the Closing Date, no action, suit or other proceeding shall be pending or, to either party's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by the Acquired Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquired Fund or the Acquiring Fund.

      8.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Class A, Class C and Class R Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

      8.5 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.6 The Acquired Fund shall have declared and paid a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to Acquired Fund shareholders all of the Acquired Fund's investment company taxable income (as defined in Code Section 852) (computed without regard to any deduction for dividends paid) for all taxable years or periods ending on or prior to the Closing Date; the excess of its interest income excludable from gross income under Section 103(a) of the Code over its disallowed deductions under Sections 265 and 171(a)(2) of the Code, for all such taxable years or periods; and all of its net capital gain (as defined in Section 1222(11) of the Code) realized in all such taxable years or periods (after reduction for any capital loss carryforwards).

      8.7 The Trust shall have received an opinion of Kramer Levin Naftalis & Frankel LLP addressed to the Trust, on behalf of each of the Acquired Fund and the Acquiring Fund substantially to the effect that, based on certain facts, qualifications, assumptions and representations, and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes: (a) the transfer of all of the Assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities, followed by the distribution by the Acquired Fund of the Acquiring Fund Shares to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund, will qualify as a "reorganization" as defined in Section 368(a)(1)(C) of the Code, and each of the Acquired Fund and the Acquiring Fund will be "a party to a reorganization" within the meaning of
Section 368(b) of the Code; (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities pursuant to the Reorganization; (c) no gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in liquidation of the Acquired Fund pursuant to the Reorganization; (d) no gain or loss will be recognized by Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for the Acquiring Fund Shares pursuant to the Reorganization; (e) the aggregate tax basis for the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares held by such Acquired Fund Shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will include the period during which the Acquired Fund shares exchanged therefor were held by such Acquired Fund Shareholder (provided the Acquired Fund shares were held as capital assets on the date of the exchange); and (f) the tax basis of each Asset acquired by the Acquiring Fund pursuant to the Reorganization will be the same as the tax basis of that Asset to the Acquired Fund immediately prior to the Reorganization, and the holding period of each Asset in the hands of the Acquiring Fund will include the period during which such Asset was held by the Acquired Fund. In rendering its opinion, Kramer Levin Naftalis & Frankel LLP may rely upon such certificates as it shall request of the Trust and Victory. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this paragraph 8.7.

      In rendering its opinion, counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which counsel may treat as representations and warranties made to it, and in separate letters addressed to counsel and the certificates delivered pursuant to this Agreement.

      9.    Entire Agreement; Survival of Warranties.

      9.1 The Trust represents and warrants that it has not made any representation, warranty or covenant not set forth herein and this Agreement constitutes the entire agreement between the parties with respect to the subject matter hereof.

      9.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

      10.   Termination of Agreement.

      This Agreement may be terminated and the transactions contemplated hereby may be abandoned by mutual agreement of the parties, or by either party (i) if the Closing shall not have occurred on or before January 14, 2005, unless such date is extended by mutual agreement of the parties, or (ii) if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

      11.   Amendments.

      This Agreement may be amended, modified and supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of shareholders of the Acquired Fund referred to in paragraph 5.2. no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

      12.   Expenses.

      12.1 The Trust represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      12.2 The Trust acknowledges that all expenses incurred in connection with the Reorganization will be borne by the Acquired Fund.

      13. Headings; Counterparts; Governing Law; Assignment; Limitation of Liability.

      13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      13.2 This Agreement may be executed in counterparts, each of which, when executed and delivered, shall be deemed to be an original.

      13.3 This Agreement shall be governed and construed in accordance with the internal laws of the State of New York, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement by the Trust shall be governed and construed in accordance with the internal laws of the State of Delaware without giving effect to principles of conflict of laws.

      13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      13.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the property of the Acquired Fund or the Acquiring Fund, as the case may be, as provided in the Trust's Charter; a copy of each such Charter is on file at the Trust's principal office. The execution and delivery of this Agreement by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund or the Acquiring Fund, as the case may be.

      IN WITNESS WHEREOF, each party has caused this Agreement and Plan of Reorganization to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.


                                        THE VICTORY PORTFOLIOS
                                             on behalf of the Growth Fund


                                        By:-----------------------------------
                                              Kathleen A. Dennis
                                              President

ATTEST: -----------------------------
             Secretary
                                        THE VICTORY PORTFOLIOS
                                             on behalf of the Diversified
                                             Stock Fund

                                        By: ----------------------------------
                                              Kathleen A. Dennis
                                              President

ATTEST: -----------------------------
             Secretary

                                    Exhibit B

      DESCRIPTION OF BOARD MEMBERS FOR THE ACQUIRED FUND AND ACQUIRING FUND


                                                                                                        Other
                                Position           Date                                             Directorships
                                Held With        Commenced      Principal Occupation During        Held in Public
        Name and Age            the Trust         Service               Past 5 Years                  Companies
        ------------            ---------         -------               ------------                  ---------
Nigel D.T. Andrews, 57           Trustee     August 2002        Retired (since 2001);         Great Lakes Chemical
                                                                Managing Director             Corporation; Old Mutual
                                                                (2000-2001), Internet         plc.
                                                                Capital Group (venture
                                                                capital); Executive Vice
                                                                President (1993-2000), GE
                                                                Capital (financial
                                                                services).

Frankie D. Hughes, 52            Trustee     March 2000;        Principal and Chief           None.
                                             Advisory           Investment Officer, Hughes
                                             Trustee, January   Capital Management, Inc.
                                             1999 to March      (fixed income asset
                                             2000               management).

Lyn Hutton, 54                   Trustee     March 2002         Executive Vice President      Chittenden Corporation.
                                                                and Chief Investment
                                                                Officer, The Commonfund for
                                                                Nonprofit Organizations
                                                                (since January 2003); Vice
                                                                President and Chief
                                                                Financial Officer, John D.
                                                                & Catherine T. MacArthur
                                                                Foundation (grant making)
                                                                (June 1998-December 2002).

Eugene J. McDonald, 72           Trustee     December 1997      Principal and Chief           National Commerce
                                                                Investment Officer, Quellos   Financial Corp.
                                                                Private Capital Markets,      (Chairman); Red Hat,
                                                                LLC (private investment       Inc.; Incara
                                                                firm) (since July 2001);      Pharmaceuticals
                                                                Executive Vice President,     Corporation.
                                                                Office of Investment
                                                                Counsel, Duke University;
                                                                President and CEO
                                                                (1990-2000), Duke
                                                                Management Company.

Dr. Thomas F. Morrissey, 71      Trustee     November 1994      Professor, Weatherhead        None.
                                                                School of Management, Case
                                                                Western Reserve University.



                                      B-1

                                                                                                        Other
                                Position           Date                                             Directorships
                                Held With        Commenced      Principal Occupation During        Held in Public
        Name and Age            the Trust         Service               Past 5 Years                  Companies
        ------------            ---------         -------               ------------                  ---------

Karen F. Shepherd, 64            Trustee     August 2002        Member, Shepherd              UBS Bank USA.
                                                                Properties, LC and Vincent
                                                                Shepherd Investments, LC
                                                                (real estate investments);
                                                                U.S. Executive Director
                                                                (1996-2002), European Bank
                                                                for Reconstruction and
                                                                Development; Director,
                                                                Majority Council (since May
                                                                2002).

Frank A. Weil, 73                Trustee     December 1997      Chairman, Abacus &            None.
                                                                Associates, Inc. (private
                                                                investment firm).

Leigh A. Wilson, 59           Chairman and   November 1994      Chief Executive Officer,      Orbitex Funds/Saratoga
                                 Trustee                        New Century Living, Inc.      Advantage Trust (12
                                                                (full service independent     series)
                                                                living for senior
                                                                citizens); Director,
                                                                Chimney Rock Winery.
Interested Trustees*
Roger Noall, 69                  Trustee     December 1997      Retired (since February       Alleghany Corporation.
                                                                2000); Executive
                                                                (1997-2000), KeyCorp.

                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION
                               [November 15, 2004]

                          Acquisition of the Assets of
                             THE VICTORY PORTFOLIO'S
                                   Growth Fund


                        by and in exchange for shares of
                             THE VICTORY PORTFOLIO'S
                             Diversified Stock Fund



         This Statement of Additional Information dated November 15, 2004, is not a prospectus, but should be read in conjunction with the Combined Proxy Statement and Prospectus dated November 15, 2004. This Statement of Additional Information is incorporated by reference in its entirety into the Combined Proxy Statement and Prospectus. Copies of the Combined Proxy Statement and Prospectus may be obtained by writing the Trust at P.O. Box 182593, Columbus, Ohio 43218-2593 or by calling toll free 1-800-539-FUND.



                                TABLE OF CONTENTS

                                                                            Page

Statement of Additional  Information of the Diversified Stock Fund and
the Growth  Fund,  series of The  Victory  Portfolios,  dated March 1,
2004, as revised on March 11, 2004.                                           2

Financial  Statements  of the Growth  Fund and the  Diversified  Stock
Fund, dated October 31, 2003 and April 30, 2004.                              2

                    STATEMENT OF ADDITIONAL INFORMATION ABOUT
                           THE DIVERSIFIED STOCK FUND

         The Statement of Additional Information of the Diversified Stock Fund, a series of The Victory Portfolios, dated March 1, 2004, as filed with the Securities and Exchange Commission on March 1, 2004, pursuant to Rule 485(b) (File No. 811-4852) as revised on March 11, 2004, is hereby incorporated by reference. You may obtain a copy at no cost by writing The Victory Portfolios at P.O. Box 182593, Columbus, Ohio 43218-2593 or by calling toll free 1-800-539-FUND.

             ADDITIONAL INFORMATION ABOUT THE COMPANY BEING ACQUIRED

         The Statement of Additional Information of the Growth Fund, a series of The Victory Portfolios, dated March 1, 2004, as filed with the Securities and Exchange Commission on March 1, 2004, pursuant to Rule 485(b) (File No. 811-4852) as revised on March 11, 2004 is hereby incorporated by reference. You may obtain a copy at no cost by writing The Victory Portfolios at P.O. Box 182593, Columbus, Ohio 43218-2593 or by calling toll free 1-800-539-FUND.

                              FINANCIAL STATEMENTS

         The audited Financial Statements of the Diversified Stock Fund (the "Acquiring Fund") and the Growth Fund (the "Portfolio"), both of which are series of The Victory Portfolios, are incorporated by reference to the Annual Report of The Victory Portfolios dated October 31, 2003. You may obtain copies at no cost by writing The Victory Portfolios at P.O. Box 182593, Columbus, Ohio 43218-2593 or by calling toll free 1-800-539-FUND.

         The unaudited Financial Statements of the Acquiring Fund and the Portfolio are incorporated by reference to the Semi-Annual Report of The Victory Portfolios dated April 30, 2004. You may obtain copies at no cost by writing The Victory Portfolios at P.O. Box 182593, Columbus, Ohio 43218-2593 or by calling toll free 1-800-539-FUND.

                             THE VICTORY PORTFOLIOS
                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A as filed February 27, 2004, accession number 0000922423-04-000368.

ITEM 16. EXHIBITS.

         Exhibits:

(1)      Certificate of Trust. (1)

(2)      Bylaws, Amended and Restated as of October 28, 2003. (2)

(3)      Not applicable.

(4) Form of Agreement and Plan of Reorganization between Registrant, on behalf of the Growth Fund and Registrant, on behalf of the Diversified Stock Fund.

(5)(a) Delaware Trust Instrument dated December 6, 1995, as amended March 27, 2000. (3)

(5)(b)   Schedule A to Trust Instrument, as amended December 10, 2003.(2)

(6) Investment Advisory Agreement dated as of March 1, 1997 between Registrant and Key Asset Management Inc.(4)

(6)(a) Schedule A to the Investment Advisory Agreement, as amended February 10, 2004. (2)

(6)(b)   Addendum to the Investment Advisory Agreement, dated May 23, 2001. (5)

(7) Distribution Agreement dated April 1, 2002 between Registrant and BISYS Fund Services Limited Partnership. (6)

(7)(a)   Schedule I to Distribution Agreement, as amended December 10, 2003. (2)

(8)      Not applicable.

(9)(a) Amended and Restated Mutual Fund Custody Agreement dated July 2, 2001 between Registrant and KeyBank National Association. (5)
---------------
(1) Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

(2) Filed as an Exhibit to Post-Effective Amendment No. 72 to Registrant's Registration Statement on Form N-1A filed electronically on February 2, 2004, accession number 0000922423-04-000368.

(3) Filed as an Exhibit to Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed electronically on June 1, 2000, accession number 0000922423-00-000816.

(4) Filed as an Exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-000725.

(5) Filed as an Exhibit to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A filed electronically on March 1, 2002, accession number 0000922423-02-000261.

(6) Filed as an Exhibit to Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A filed electronically on December 27, 2002, accession number 0000922423-02-001283.

(9)(b) Attachment A to the Mutual Fund Custody Agreement, as amended December 10, 2003. (2)

(9)(c) Amendment to the Amended and Restated Mutual Fund Custody Agreement dated February 5, 2003.(7)

(10) Amended and Restated Rule 18f-3 Multi-Class Plan, as amended December 10, 2003. (2)

(10)(a)  Distribution  and Service Plan dated March 27, 2000 for certain  Funds.
         (3)

(10)(b) Schedule I to the Distribution and Service Plan dated March 27, 2000, revised as of December 10, 2003. (2)

(10)(c) Distribution and Service Plan dated December 11, 1998 for Class G Shares (now called Class R Shares) of Registrant.(8)

(10)(d) Schedule I to Distribution and Service Plan for Class G Shares (now called Class R Shares), revised as of May 23, 2001. (9)

(10)(e) Distribution and Service Plan dated February 26, 2002 for Class C Shares of Registrant. (5)

(10)(f) Schedule I to Distribution and Service Plan for Class C Shares, as revised December 10, 2003.(2)

(10)(g)  Shareholder Servicing Plan dated June 5, 1995 for Class A Shares. (4)

(10)(h) Schedule I to the Shareholder Servicing Plan, revised as of December 10, 2003. (2)

(10)(i)  Form of Shareholder Servicing Agreement. (2)

(10)(j) Form of Shareholder Servicing Agreement for non-financial services firms. (5)

(11) Opinions and consent of Kramer Levin Naftalis & Frankel LLP ("Kramer Levin"), in connection with the reorganization of the Diversified Stock Fund into the Growth Fund. (10)

(12) Tax Opinion of Kramer Levin in connection with the reorganization of the Diversified Stock Fund into the Growth Fund.(10)

(13)     Not applicable.

(14)     Consent of Kramer Levin Naftalis & Frankel LLP.

(14)(a)  Consent of PricewaterhouseCoopers LLP.(1)

(15)     Not applicable

(16)(a) Powers of Attorney of Frankie D. Hughes, Thomas F. Morrissey, Eugene J. McDonald and Leigh A. Wilson. (3)

(16)(b)  Powers of Attorney of Roger Noall and Frank A. Weil. (11)

---------------
(7) Filed as an Exhibit to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A filed electronically on August 18, 2003, accession number 0000922423-03-000955.

(8) Filed as an Exhibit to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed electronically on January 26, 1999, accession number 0000922423-99-000059.

(9) Filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 to Registration Statement on Form N-14 filed electronically on December 14, 2001, accession number 0000922423-01-501153.

(10)  To be filed by amendment.

(11) Filed as an Exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-14 filed electronically on February 3, 1998, accession number 0000922423-98-000095.

(16)(c) Powers of Attorney of Nigel D. T. Andrews, Lyn Hutton and Karen Shepherd. (7)

(17)     Form of Proxy Card.

Item 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 8th day of October, 2004.

                             THE VICTORY PORTFOLIOS
                             (Registrant)


                             By:  /s/  Kathleen A. Dennis
                                  ---------------------------------
                                  Kathleen A. Dennis, President


Pursuant to the requirements of the Securities Act of 1933, its Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 8th day of October, 2004.


/s/ Kathleen A. Dennis                President
--------------------------
Kathleen A. Dennis

/s/ Adam Ness                         Treasurer
--------------------------
Adam Ness

                  *                   Chairman of the Board and Trustee
--------------------------
Leigh A. Wilson

                  *                   Trustee
--------------------------
Roger Noall

                  *                   Trustee
--------------------------
Frankie D. Hughes

                  *                   Trustee
--------------------------
Eugene J. McDonald

                  *                   Trustee
--------------------------
Thomas F. Morrissey

                  *                   Trustee
--------------------------
Frank A. Weil

                  *                   Trustee
--------------------------
Lyn Hutton

                  *                   Trustee
--------------------------
Karen Shepherd

                 *                    Trustee
--------------------------
Nigel D. T. Andrews


*By:  /s/ Jay G. Baris
      ------------------------------
         Jay G. Baris
         Attorney-in-Fact

                             THE VICTORY PORTFOLIOS
                                INDEX TO EXHIBITS

Exhibit Number

EX-99.4    Form of Agreement and Plan of Reorganization  between Registrant,  on
           behalf  of  the  Growth  Fund  and  Registrant,   on  behalf  of  the
           Diversified Stock Fund.

EX-99.14   Consent of Kramer Levin Naftalis & Frankel LLP.

EX-99.17   Form of Proxy Card.